Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories

(in millions)	December 31, 2022	December 31, 2021
Work in progress	$1,079	$961
Raw materials and supplies	375	260
Inventory reserves	(115)	(100)
Total	$1,339	$1,121
The following table presents the movement in the inventory reserves:

(in millions)	December 31, 2022	December 31, 2021
Beginning balance	$100	$243
Additions(1)	88	126
Written-off and scrapped	(35)	(29)
Elimination of reserves upon sale of inventory	(38)	(240)
Ending balance	$115	$100
(1)This includes additional inventory reserve of $26 million arising from the adjustment to cost of revenue recorded by the Company in 2021 in conjunction with the modification of its customer contracts as discussed in Note 4.